UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shumway Capital Partners LLC
Address: One Fawcett Place
         Greenwich, CT  06830

13F File Number:  028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth F. Palumbo
Title:     Chief Operating Officer
Phone:     (203) 485-8550

Signature, Place, and Date of Signing:

     /s/ Kenneth F. Palumbo     Greenwich, CT     August 14, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $4,428,227 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101    98977  4056454 SH       SOLE                  4056454        0        0
ANNALY CAP MGMT INC            COM              035710409    50123  3310642 SH       SOLE                  3310642        0        0
APPLE INC                      COM              037833100   195930  1375622 SH       SOLE                  1375622        0        0
ARCH CAP GROUP LTD             ORD              G0450A105    40941   698888 SH       SOLE                   698888        0        0
BAIDU INC                      SPON ADR REP A   056752108   124169   412397 SH       SOLE                   412397        0        0
BANK OF AMERICA CORPORATION    COM              060505104   318944 24162415 SH       SOLE                 24162415        0        0
BANK OF AMERICA CORPORATION    COM              060505104    49500  3750000 SH  CALL SOLE                  3750000        0        0
BLACKBOARD INC                 NOTE 3.250% 7/0  091935AA4     1820  2000000 PRN      SOLE                  2000000        0        0
CISCO SYS INC                  COM              17275R102   294489 15790297 SH       SOLE                 15790297        0        0
CISCO SYS INC                  COM              17275R102     4663   250000 SH  CALL SOLE                   250000        0        0
CITIGROUP INC                  COM              172967101     2928   985854 SH       SOLE                   985854        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    90826  3597070 SH       SOLE                  3597070        0        0
COVANCE INC                    COM              222816100    10202   207365 SH       SOLE                   207365        0        0
CROWN CASTLE INTL CORP         COM              228227104    45679  1901717 SH       SOLE                  1901717        0        0
CVS CAREMARK CORPORATION       COM              126650100   131449  4124552 SH       SOLE                  4124552        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100    48699   599668 SH       SOLE                   599668        0        0
E M C CORP MASS                COM              268648102   185173 14135332 SH       SOLE                 14135332        0        0
ENTERGY CORP NEW               COM              29364G103    55703   718557 SH       SOLE                   718557        0        0
EQUINIX INC                    COM NEW          29444U502   186662  2566157 SH       SOLE                  2566157        0        0
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9    26656 25000000 PRN      SOLE                 25000000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    48004   325583 SH       SOLE                   325583        0        0
JUNIPER NETWORKS INC           COM              48203R104    56274  2384495 SH       SOLE                  2384495        0        0
LAS VEGAS SANDS CORP           COM              517834107    26098  3320314 SH       SOLE                  3320314        0        0
MASTERCARD INC                 CL A             57636Q104   307578  1838373 SH       SOLE                  1838373        0        0
MONSANTO CO NEW                COM              61166W101    76466  1028598 SH       SOLE                  1028598        0        0
NETEASE COM INC                SPONSORED ADR    64110W102     3857   109646 SH       SOLE                   109646        0        0
NII HLDGS INC                  NOTE 2.750% 8/1  62913FAF9    14025 15000000 PRN      SOLE                 15000000        0        0
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1     6919  9000000 PRN      SOLE                  9000000        0        0
NOVO-NORDISK A S               ADR              670100205     7519   138072 SH       SOLE                   138072        0        0
PARTNERRE LTD                  COM              G6852T105    42868   660008 SH       SOLE                   660008        0        0
PFIZER INC                     COM              717081103   123482  8232108 SH       SOLE                  8232108        0        0
PRICELINE COM INC              COM NEW          741503403   150264  1347056 SH       SOLE                  1347056        0        0
QUALCOMM INC                   COM              747525103    74871  1656448 SH       SOLE                  1656448        0        0
QUALCOMM INC                   COM              747525103   128115  2834400 SH  CALL SOLE                  2834400        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    68607  1474154 SH       SOLE                  1474154        0        0
RESEARCH IN MOTION LTD         COM              760975102   110115  1548956 SH       SOLE                  1548956        0        0
SAVVIS INC                     NOTE 3.000% 5/1  805423AA8     3005  4000000 PRN      SOLE                  4000000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    74863  3050666 SH       SOLE                  3050666        0        0
SIRIUS SATELLITE RADIO INC     NOTE 3.250%10/1  82966UAD5     9525 15000000 PRN      SOLE                 15000000        0        0
ST JUDE MED INC                COM              790849103   204797  4982904 SH       SOLE                  4982904        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   254125  5150492 SH       SOLE                  5150492        0        0
UNION PAC CORP                 COM              907818108   121442  2332733 SH       SOLE                  2332733        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    86647  1773728 SH       SOLE                  1773728        0        0
URBAN OUTFITTERS INC           COM              917047102   114056  5459825 SH       SOLE                  5459825        0        0
VISA INC                       COM CL A         92826C839    51949   834384 SH       SOLE                   834384        0        0
WALGREEN CO                    COM              931422109   105564  3590614 SH       SOLE                  3590614        0        0
WATERS CORP                    COM              941848103    55949  1087020 SH       SOLE                  1087020        0        0
WELLS FARGO & CO NEW           COM              949746101   119868  4940989 SH       SOLE                  4940989        0        0
WYETH                          COM              983024100    17842   393078 SH       SOLE                   393078        0        0